FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional | R$	R$ 4,590,000
Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Exchange variation	(353,300)	[1]
Bond B R F S A B R F S B Z 4 [Member] | Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Federal Foods LLC
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional | R$	R$ 75,673
Rate	3.7649
Exchange variation	(110,672)	[1]
Bond B R F S A B R F S B Z 4 One [Member] | Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Kuwait Food Management Company WLL
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional | R$	R$ 108,757
Rate	3.7649
Exchange variation	(140,614)	[1]
Bond B R F S A B R F S B Z 4 Two [Member] | Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al Khan Foodstuff LLC
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional | R$	R$ 65,570
Rate	3.7649
Exchange variation	(94,776)	[1]
Bond B R F S A B R F S B Z 4 Three [Member] | Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Foods GmbH
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional | R$	R$ 90,000
Rate	5.1629
Exchange variation	(4,932)	[1]
Bond B R F S A B R F S B Z 4 Four [Member] | Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al-Wafi Al-Takamol International for Foods Products
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional | R$	R$ 40,000
Rate	5.1629
Exchange variation	(2,306)	[1]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.